Major Customer And Geographic Information	12 Months Ended
Dec. 31, 2017
Major Customer And Geographic Information [Abstract]
Major Customer And Geographic Information	MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

The Company operates in one reportable segment (see Note 1 for a brief description of the Company’s business).

A.	REVENUES ARE ATTRIBUTED TO GEOGRAPHIC AREAS BASED ON LOCATION OF THE END CUSTOMERS AS FOLLOWS:

	Year ended December 31,
	2017	2016	2015
North America	$827,608	$825,665	$838,893
Asia-Pacific	670,490	801,639	800,333
Israel	741,873	709,562	616,611
Europe	763,963	640,763	497,559
Latin America	193,369	212,773	325,371
Other	180,522	69,817	28,814
	$3,377,825	$3,260,219	$3,107,581

B.    REVENUES ARE GENERATED BY THE FOLLOWING AREAS OF OPERATIONS:

	Year ended December 31,
	2017	2016	2015
Airborne systems	$1,272,075	$1,242,286	$1,225,678
C4ISR systems	1,144,789	1,220,917	995,200
Land systems	503,878	408,003	558,658
Electro-optic systems	341,215	276,029	231,939
Other (*)	115,868	112,984	96,106
	$3,377,825	$3,260,219	$3,107,581

(*)    Mainly non-defense engineering and production services.

C.    MAJOR CUSTOMER DATA AS A PERCENTAGE OF TOTAL REVENUES:

	Year ended December 31,
	2017	2016	2015
IMOD	19%	18%	17%

D.    LONG-LIVED ASSETS BY GEOGRAPHIC AREAS:

	Year ended December 31,
	2017	2016	2015
Israel	$922,367	$943,381	$946,870
U.S.	147,255	149,581	157,835
Other	178,497	107,545	115,330
	$1,248,119	$1,200,507	$1,220,035